Offerings - Offering: 1	Nov. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	1,280,088
Proposed Maximum Offering Price per Unit	4.2173
Maximum Aggregate Offering Price	$ 5,398,515.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 745.53
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, antidilution provisions, or other similar transactions. (2) Estimated pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The offering price per share and the proposed aggregate offering price are based on the average of the high and the low price of the Registrant's common stock as reported on the Nasdaq Capital Market on November 17, 2025, which date is within five business days prior to filing this Registration Statement.